DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund
Delaware International Value Equity Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statutory Prospectus dated March 29, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Global Value Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics — Macquarie Investment Management, Americas	March 2019
Jens Hansen	Managing Director, Chief Investment Officer – Global Equity Team	March 2019
Klaus Petersen	Portfolio Manager – Global Equity Team	March 2019
Claus Juul	Portfolio Manager – Global Equity Team	March 2019
Åsa Annerstedt	Portfolio Manager – Global Equity Team	March 2019

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware International Value Equity Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics — Macquarie Investment Management, Americas	March 2019
Jens Hansen	Managing Director, Chief Investment Officer – Global Equity Team	March 2019
Klaus Petersen	Portfolio Manager – Global Equity Team	March 2019
Claus Juul	Portfolio Manager – Global Equity Team	March 2019
Åsa Annerstedt	Portfolio Manager – Global Equity Team	March 2019

Effective the date of this supplement, the following replaces the biographical information in the section entitled “Who manages the Funds – Portfolio managers – Delaware Global Value Fund and Delaware International Value Equity Fund”:

Sharon Hill, Jens Hansen, Klaus Petersen, Claus Juul, and Åsa Annerstedt have primary responsibility for making the day-to-day investment decisions for Delaware Global Value Fund and Delaware International Value Equity Fund.

Sharon Hill, Ph.D. Senior Vice President, Head of Equity Quantitative Research and Analytics — Macquarie Investment Management, Americas
Dr. Sharon Hill heads the firm’s equity quantitative research team in the Americas and is a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Dr. Hill joined Macquarie Investment Management (MIM) in 2000 as a senior programmer/analyst within the IT department, and then moved to the equity group as a quantitative analyst in 2002 before assuming her current position in 2004. Before joining the firm, she worked as a professor of mathematics at Rowan University and as a software developer for Bloomberg, where she focused on fixed income applications. Dr. Hill holds a bachelor’s degree, with honors, in mathematics from the City University of New York at Brooklyn College, as well as a master’s degree and Ph.D. in mathematics from the University of Connecticut. Her academic publications include work on water waves, complex spring systems, and global investments. She is a member of the Society of Quantitative Analysts and she is on the program committee of the Journal of Investment Management.

Jens Hansen Managing Director, Chief Investment Officer — Global Equity Team
Jens Hansen heads the firm’s Global Equity team and is a portfolio manager for the team’s strategies. He joined Macquarie Investment Management (MIM) in June 2018. Hansen has been a portfolio manager since 2001. Hansen started his career in 1982 with Spar Nord Bank, where he worked as an analyst and trader of bonds, equities, and derivatives. In 1994, he joined Nykredit Bank, where he worked as a bond trader. He attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade.

Klaus Petersen, CFA Portfolio Manager — Global Equity Team
Klaus Petersen is a portfolio manager for the firm’s Global Equity team. He joined Macquarie Investment Management (MIM) in June 2018. Petersen has been a portfolio manager since 2006. Previously, he worked for ATP, Denmark’s largest pension fund, beginning in 1999 as a senior portfolio manager and later in the role as team leader of the technology, media, and telecommunications team. He joined Codan Bank in 1996, first as a senior sales analyst and later as a senior portfolio manager. Between 1988 and 1996, Petersen worked for various brokers as an equity sales analyst. He started his career in 1984 as an administrator of pension pools at Faellesbanken in Denmark. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting).

Claus Juul Portfolio Manager — Global Equity Team
Claus Juul is a portfolio manager for the firm’s Global Equity team. He joined Macquarie Investment Management (MIM) in June 2018. Juul has been a portfolio manager since 2004. Prior to that, he was an equity analyst at Spar Nord Bank before becoming vice president of the research department in 2001. He started his career in 1998 with Sydbank as an equity analyst. He attended the Aarhus School of Business where he gained a master’s degree in economics and business administration.

Åsa Annerstedt Portfolio Manager — Global Equity Team
Åsa Annerstedt is a portfolio manager for the firm’s Global Equity team. She joined Macquarie Investment Management (MIM) in June 2018. Annerstedt has been a portfolio manager since 2013. Prior to that, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Between 1999 and 2009, she managed award-winning European Small Cap and Global Equity portfolios at SEB Asset Management in Denmark. She started her career in 1996 as a business controller and consultant in Sweden. Annerstedt attended Ecole Supérieur de Commerce in Paris and

Marseille and earned a master’s degree in finance and international trade from Lund University in Sweden.

The new portfolio managers intend to reposition each Fund’s investment portfolio in accordance with its current investment policies beginning after April 15, 2019.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated March 1, 2019.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund
Delaware International Value Equity Fund
(each, a “Fund” and together, the “Funds”)

Supplement to the Funds’ Statement of Additional Information
dated March 29, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Other Accounts Managed”:

Delaware Management Company

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Nov. 30, 2017 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of Dec. 31, 2017.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Liu-Er Chen
Registered Investment Companies	8	$6.9 billion	0	$0
Other Pooled Investment Vehicles	5	$900.3 million	0	$0
Other Accounts	3	$978.6 million	1	$333.7 million
Joseph Devine
Registered Investment Companies	2	$418.2 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$126.2 million	0	$0
Stephan Maikkula
Registered Investment Companies	2	$418.2 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$126.2 million	0	$0
Gabriel Wallach
Registered Investment Companies	2	$418.2 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$126.2 million	0	$0
Sharon Hill*
Registered Investment Companies	1	$274.2 million	0	$0
Other Pooled Investment Vehicles	4	$225.7 million	0	$0
Other Accounts	2	$2.6 million	0	$0
Jens Hansen*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0
Other Accounts	11	$1.8 billion	1	$300.5 million
Klaus Petersen*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0

Other Accounts	11	$1.8 billion	1	$300.5 million
Claus Juul*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0
Other Accounts	11	$1.8 billion	1	$300.5 million
Åsa Annerstedt*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0
Other Accounts	11	$1.8 billion	1	$300.5 million
*Sharon Hill, Jens Hansen, Klaus Petersen, Claus Juul and Åsa Annerstedt became portfolio managers of Delaware Global Value Fund and Delaware International Value Equity Fund in March 2019.  Information provided is as of January 31, 2019.

Effective the date of this supplement, the following replaces the information in the second paragraph of the section entitled “Portfolio Managers — Delaware Management Company — Description of Material Conflicts of Interest”:

Description of Material Conflicts of Interest

Two of the accounts managed by the portfolio managers set forth in the table above have performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio manager has an incentive to manage these accounts so as to enhance performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee. A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Compensation Structure”:

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — Equity Quantitative Portfolio Manager. The portfolio manager is eligible to receive an annual cash bonus.  Due to the broad nature of their roles in addition to their management responsibilities for the Delaware Global Value and Delaware International Value Equity Funds, the amounts of their bonuses are not tied to a bonus pool or specific quantitative performance measurement.   While the performance of the Delaware Global Value and Delaware International Value Equity Funds is a factor in determining bonuses, their bonuses are also based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus — Global Equity Portfolio Managers. Fixed remuneration is determined by the individual’s skills, contribution to MGL’s success and competitor analysis to attract and retain the highest calibre staff. Performance based remuneration is in the form of profit share which is discretionary in nature and truly variable. Performance-based profit share is allocated to Macquarie Group Limited (MGL) businesses and, in turn, to individuals based on performance. Performance is primarily assessed based on relative contribution to profits while taking into account capital usage and risk management. This results in businesses and individuals being motivated to increase earnings and to use shareholder funds efficiently, consistent with prudent risk-taking.

The Global Equity team is a separate profit center within MGL and they receive a portion of the profits generated by the Global Equity Business. Performance assessment and profit share split is a function of many aspects; these are listed below in decreasing order of significance:

• Profitability of the funds managed. As revenue is generated from both the management fees and performance fees of the funds managed by the team, profitability is a function of both the assets under management and the excess performance of the funds relative to their respective benchmarks over the relevant performance period;

• Performance of equity funds excess to benchmark and relative to peers over 1, 3, and 5 years;

• Research quality and efficiency;

• Product development initiative; and

• Overall business unit profitability.

In addition, other qualitative measures are used in assessing individual performance, such as: how business is done, governance and compliance, long-term sustainability, people leadership, and adherence to MGL’s goals and values. Staff are motivated to work co-operatively given that their profit share will reflect MGL’s overall performance, the relative performance of their business and their individual contribution.

MGL endorses profit share retention whereby a proportion is retained and notionally invested in underlying assets/funds the individual is responsible for to align employees’ interests with those of the wider business.

Bonus — Emerging Markets Equity Portfolio Manager. The portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio manager manages. Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance are weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus — Global ex-U.S. Equity Portfolio Managers.  Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly Lipper, Inc.) (“Broadridge”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Macquarie Investment Management Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Macquarie Investment Management Notional Investment Plan — A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within Macquarie Investment Management Funds pursuant to the terms of the Macquarie Investment Management Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Effective the date of this supplement, the following sentence is added to the information in the section entitled “Portfolio Managers — Delaware Management Company — Ownership of Fund Shares”:

Ownership of Fund Shares

As of Jan. 31, 2019, Dr. Hill, Ms. Annerstedt, and Messrs. Hansen, Petersen, and Juul did not own shares of the Funds.

Please keep this Supplement for future reference.

This Supplement is dated March 1, 2019.